CONDENSED CONSOLIDATING FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Consolidating Financial Statements Table [Abstract]
Schedule of Condensed Consolidating Balance Sheet
Consolidating Balance Sheet as of December 31, 2013

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$316	$—	$209	$—	$525
Receivables, net	63	1	890	—	954
Receivables from affiliated parties	158	—	28	(186)	—
Deferred income tax assets	5	9	320	—	334
Other current assets	120	42	169	—	331
Total current assets	662	52	1,616	(186)	2,144
Investments in and amounts due from
consolidated subsidiaries	42,492	43,285	7,641	(93,418)	—
Investments	—	43	13	—	56
Property, plant and equipment, net	—	30	15,026	—	15,056
Intangible assets subject to amortization, net	—	6	546	—	552
Intangible assets not subject to amortization	—	—	26,012	—	26,012
Goodwill	—	—	3,196	—	3,196
Other assets	1,165	—	92	—	1,257
Total assets	$44,319	$43,416	$54,142	$(93,604)	$48,273

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$—	$565	$—	$565
Deferred revenue and subscriber-related
liabilities	—	—	188	—	188
Payables to affiliated parties	28	155	3	(186)	—
Accrued programming expense	—	—	869	—	869
Current maturities of long-term debt	1,758	—	9	—	1,767
Other current liabilities	591	67	1,179	—	1,837
Total current liabilities	2,377	222	2,813	(186)	5,226
Long-term debt	21,179	2,065	41	—	23,285
Deferred income tax liabilities, net	359	161	11,578	—	12,098
Long-term payables to affiliated parties	7,641	14,702	—	(22,343)	—
Other liabilities	140	89	488	—	717
TWC shareholders’ equity:
Due to (from) TWC and subsidiaries	5,680	453	(6,133)	—	—
Other TWC shareholders’ equity	6,943	25,724	45,351	(71,075)	6,943
Total TWC shareholders’ equity	12,623	26,177	39,218	(71,075)	6,943
Noncontrolling interests	—	—	4	—	4
Total equity	12,623	26,177	39,222	(71,075)	6,947
Total liabilities and equity	$44,319	$43,416	$54,142	$(93,604)	$48,273

Consolidating Balance Sheet as of December 31, 2012

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated
	(recast)
ASSETS
Current assets:
Cash and equivalents	$2,174	$—	$1,130	$—	$3,304
Short-term investments in U.S. Treasury
securities	150	—	—	—	150
Receivables, net	49	—	834	—	883
Receivables from affiliated parties	35	—	29	(64)	—
Deferred income tax assets	6	2	309	—	317
Other current assets	54	—	169	—	223
Total current assets	2,468	2	2,471	(64)	4,877
Investments in and amounts due from
consolidated subsidiaries	40,656	41,069	7,641	(89,366)	—
Investments	17	58	12	—	87
Property, plant and equipment, net	—	32	14,710	—	14,742
Intangible assets subject to amortization, net	—	10	631	—	641
Intangible assets not subject to amortization	—	—	26,011	—	26,011
Goodwill	—	—	2,889	—	2,889
Other assets	579	—	53	(70)	562
Total assets	$43,720	$41,171	$54,418	$(89,500)	$49,809

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$1	$—	$646	$—	$647
Deferred revenue and subscriber-related
liabilities	—	—	183	—	183
Payables to affiliated parties	29	32	3	(64)	—
Accrued programming expense	—	—	872	—	872
Current maturities of long-term debt	1,516	—	2	—	1,518
Mandatorily redeemable preferred equity	—	300	—	—	300
Other current liabilities	631	66	1,108	—	1,805
Total current liabilities	2,177	398	2,814	(64)	5,325
Long-term debt	23,078	2,070	23	—	25,171
Deferred income tax liabilities, net	—	153	11,197	(70)	11,280
Long-term payables to affiliated parties	7,641	8,702	—	(16,343)	—
Other liabilities	275	43	432	—	750
TWC shareholders’ equity:
Due to (from) TWC and subsidiaries	3,270	(176)	(3,094)	—	—
Other TWC shareholders’ equity	7,279	29,981	43,042	(73,023)	7,279
Total TWC shareholders’ equity	10,549	29,805	39,948	(73,023)	7,279
Noncontrolling interests	—	—	4	—	4
Total equity	10,549	29,805	39,952	(73,023)	7,283
Total liabilities and equity	$43,720	$41,171	$54,418	$(89,500)	$49,809

Schedule of Condensed Consolidating Statement of Operations
Consolidating Statement of Operations for the Year Ended December 31, 2013

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Revenue	$—	$—	$22,120	$—	$22,120
Costs and expenses:
Programming and content	—	—	4,950	—	4,950
Sales and marketing	—	—	2,048	—	2,048
Technical operations	—	—	1,500	—	1,500
Customer care	—	—	766	—	766
Other operating	—	—	4,876	—	4,876
Depreciation	—	—	3,155	—	3,155
Amortization	—	—	126	—	126
Merger-related and restructuring costs	—	3	116	—	119
Total costs and expenses	—	3	17,537	—	17,540
Operating Income (Loss)	—	(3)	4,583	—	4,580
Equity in pretax income of consolidated
subsidiaries	3,273	3,659	—	(6,932)	—
Interest expense, net	(235)	(501)	(816)	—	(1,552)
Other income (expense), net	1	(5)	15	—	11
Income before income taxes	3,039	3,150	3,782	(6,932)	3,039
Income tax provision	(1,085)	(1,139)	(973)	2,112	(1,085)
Net income	1,954	2,011	2,809	(4,820)	1,954
Less: Net income attributable to noncontrolling
interests	—	—	—	—	—
Net income attributable to TWC shareholders	$1,954	$2,011	$2,809	$(4,820)	$1,954

Consolidating Statement of Operations for the Year Ended December 31, 2012

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Revenue	$—	$—	$21,386	$—	$21,386
Costs and expenses:
Programming and content	—	—	4,703	—	4,703
Sales and marketing	—	—	1,816	—	1,816
Technical operations	—	—	1,434	—	1,434
Customer care	—	—	741	—	741
Other operating	—	—	4,868	—	4,868
Depreciation	—	—	3,154	—	3,154
Amortization	—	—	110	—	110
Merger-related and restructuring costs	24	—	91	—	115
Total costs and expenses	24	—	16,917	—	16,941
Operating Income (Loss)	(24)	—	4,469	—	4,445
Equity in pretax income of consolidated
subsidiaries	3,663	3,484	—	(7,147)	—
Interest expense, net	(309)	(307)	(990)	—	(1,606)
Other income, net	—	480	17	—	497
Income before income taxes	3,330	3,657	3,496	(7,147)	3,336
Income tax provision	(1,175)	(1,315)	(948)	2,261	(1,177)
Net income	2,155	2,342	2,548	(4,886)	2,159
Less: Net income attributable to noncontrolling
interests	—	—	(4)	—	(4)
Net income attributable to TWC shareholders	$2,155	$2,342	$2,544	$(4,886)	$2,155

Consolidating Statement of Operations for the Year Ended December 31, 2011

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Revenue	$—	$—	$19,675	$—	$19,675
Costs and expenses:
Programming and content	—	—	4,346	—	4,346
Sales and marketing	—	—	1,589	—	1,589
Technical operations	—	—	1,289	—	1,289
Customer care	—	—	712	—	712
Other operating	—	—	4,513	—	4,513
Depreciation	—	—	2,994	—	2,994
Amortization	—	—	33	—	33
Merger-related and restructuring costs	9	—	61	—	70
Asset impairments	—	16	44	—	60
Total costs and expenses	9	16	15,581	—	15,606
Operating Income (Loss)	(9)	(16)	4,094	—	4,069
Equity in pretax income of consolidated
subsidiaries	2,789	3,289	—	(6,078)	—
Interest expense, net	(324)	(380)	(814)	—	(1,518)
Other income (expense), net	2	(107)	16	—	(89)
Income before income taxes	2,458	2,786	3,296	(6,078)	2,462
Income tax provision	(793)	(892)	(871)	1,761	(795)
Net income	1,665	1,894	2,425	(4,317)	1,667
Less: Net income attributable to noncontrolling
interests	—	—	(2)	—	(2)
Net income attributable to TWC shareholders	$1,665	$1,894	$2,423	$(4,317)	$1,665

Schedule of Condensed Consolidating Statement of Comprehensive Income
Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2013

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated
Net income	$1,954	$2,011	$2,809	$(4,820)	$1,954
Change in accumulated unrealized losses on
pension benefit obligation, net of tax	604	—	—	—	604
Change in accumulated deferred gains (losses)
on cash flow hedges, net of tax	104	—	—	—	104
Other changes	(1)	—	(1)	1	(1)
Other comprehensive loss	707	—	(1)	1	707
Comprehensive income	2,661	2,011	2,808	(4,819)	2,661
Less: Comprehensive income attributable to
noncontrolling interests	—	—	—	—	—
Comprehensive income attributable to
TWC shareholders	$2,661	$2,011	$2,808	$(4,819)	$2,661

Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2012

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Net income	$2,155	$2,342	$2,548	$(4,886)	$2,159
Change in accumulated unrealized losses on
pension benefit obligation, net of tax	(167)	—	—	—	(167)
Change in accumulated deferred gains (losses)
on cash flow hedges, net of tax	63	—	—	—	63
Other comprehensive loss	(104)	—	—	—	(104)
Comprehensive income	2,051	2,342	2,548	(4,886)	2,055
Less: Comprehensive income attributable to
noncontrolling interests	—	—	(4)	—	(4)
Comprehensive income attributable to
TWC shareholders	$2,051	$2,342	$2,544	$(4,886)	$2,051

Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2011

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Net income	$1,665	$1,894	$2,425	$(4,317)	$1,667
Change in accumulated unrealized losses
on pension benefit obligation, net of tax	(250)	—	—	—	(250)
Change in accumulated deferred gains (losses)
on cash flow hedges, net of tax	(18)	—	—	—	(18)
Other comprehensive loss	(268)	—	—	—	(268)
Comprehensive income	1,397	1,894	2,425	(4,317)	1,399
Less: Comprehensive income attributable to
noncontrolling interests	—	—	(2)	—	(2)
Comprehensive income attributable to
TWC shareholders	$1,397	$1,894	$2,423	$(4,317)	$1,397

Schedule of Condensed Consolidating Statement of Cash Flows
Consolidating Statement of Cash Flows for the Year Ended December 31, 2013

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by operating activities	$(188)	$(595)	$6,536	$—	$5,753

INVESTING ACTIVITIES
Capital expenditures	—	—	(3,198)	—	(3,198)
Business acquisitions, net of cash acquired	—	(429)	6	—	(423)
Purchases of investments	(575)	(13)	—	—	(588)
Return of capital from investees	—	9	—	—	9
Proceeds from sale, maturity and collection of
investments	726	—	—	—	726
Acquisition of intangible assets	—	(3)	(37)	—	(40)
Other investing activities	—	—	38	—	38
Cash provided (used) by investing activities	151	(436)	(3,191)	—	(3,476)

FINANCING ACTIVITIES
Repayments of long-term debt	(1,500)	—	—	—	(1,500)
Repayments of long-term debt assumed in
acquisitions	—	—	(138)	—	(138)
Redemption of mandatorily redeemable
preferred equity	—	(300)	—	—	(300)
Repurchases of common stock	(2,509)	—	—	—	(2,509)
Dividends paid	(758)	—	—	—	(758)
Proceeds from exercise of stock options	138	—	—	—	138
Excess tax benefit from equity-based
compensation	92	—	1	—	93
Taxes paid in cash in lieu of shares issued for
equity-based compensation	—	—	(68)	—	(68)
Net change in investments in and amounts
due to and from consolidated subsidiaries	2,725	1,331	(4,056)	—	—
Other financing activities	(9)	—	(5)	—	(14)
Cash provided (used) by financing activities	(1,821)	1,031	(4,266)	—	(5,056)

Decrease in cash and equivalents	(1,858)	—	(921)	—	(2,779)
Cash and equivalents at beginning of year	2,174	—	1,130	—	3,304
Cash and equivalents at end of year	$316	$—	$209	$—	$525

Consolidating Statement of Cash Flows for the Year Ended December 31, 2012

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Cash provided (used) by operating activities	$(191)	$(603)	$6,319	$—	$5,525

INVESTING ACTIVITIES
Capital expenditures	—	—	(3,095)	—	(3,095)
Business acquisitions, net of cash acquired	(1,350)	—	10	—	(1,340)
Purchases of investments	(150)	(17)	(40)	—	(207)
Return of capital from investees	—	1,112	88	—	1,200
Proceeds from sale, maturity and collection of
investments	—	64	40	—	104
Acquisition of intangibles	(3)	—	(34)	—	(37)
Investments in (distributions and sale
proceeds from) consolidated subsidiaries	(33)	—	(392)	425	—
Other investing activities	—	—	30	—	30
Cash provided (used) by investing activities	(1,536)	1,159	(3,393)	425	(3,345)

FINANCING ACTIVITIES
Short-term borrowings, net	392	—	—	(392)	—
Proceeds from issuance of long-term debt	2,258	—	—	—	2,258
Repayments of long-term debt	(1,500)	(600)	—	—	(2,100)
Repayments of long-term debt assumed in
acquisitions	—	—	(1,730)	—	(1,730)
Debt issuance costs	(26)	—	—	—	(26)
Repurchases of common stock	(1,850)	—	—	—	(1,850)
Dividends paid	(700)	—	—	—	(700)
Proceeds from exercise of stock options	140	—	—	—	140
Excess tax benefit from equity-based
compensation	62	—	19	—	81
Taxes paid in cash in lieu of shares issued for
equity-based compensation	—	—	(45)	—	(45)
Acquisition of noncontrolling interest	—	—	(32)	—	(32)
Net change in investments in and amounts
due to and from consolidated subsidiaries	769	44	(780)	(33)	—
Other financing activities	(16)	—	(33)	—	(49)
Cash used by financing activities	(471)	(556)	(2,601)	(425)	(4,053)

Increase (decrease) in cash and equivalents	(2,198)	—	325	—	(1,873)
Cash and equivalents at beginning of year	4,372	—	805	—	5,177
Cash and equivalents at end of year	$2,174	$—	$1,130	$—	$3,304

Consolidating Statement of Cash Flows for the Year Ended December 31, 2011

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Cash provided (used) by operating activities	$(51)	$(319)	$6,058	$—	$5,688

INVESTING ACTIVITIES
Capital expenditures	(1)	—	(2,936)	—	(2,937)
Business acquisitions, net of cash acquired	(267)	—	(294)	—	(561)
Purchases of investments	—	(20)	(4)	—	(24)
Return of capital from investees	—	—	3	—	3
Proceeds from sale, maturity and collection of
investments	5	—	—	—	5
Acquisition of intangibles	—	—	(47)	—	(47)
Investments in (distributions and sale
proceeds from) consolidated subsidiaries	—	—	(1,619)	1,619	—
Other investing activities	14	—	17	—	31
Cash used by investing activities	(249)	(20)	(4,880)	1,619	(3,530)

FINANCING ACTIVITIES
Short-term repayments, net	1,619	—	—	(1,619)	—
Proceeds from issuance of long-term debt	3,227	—	—	—	3,227
Repayments of long-term debt assumed in
acquisitions	—	—	(44)	—	(44)
Debt issuance costs	(25)	—	—	—	(25)
Repurchases of common stock	(2,657)	—	—	—	(2,657)
Dividends paid	(642)	—	—	—	(642)
Proceeds from exercise of stock options	114	—	—	—	114
Excess tax benefit from equity-based
compensation	—	—	48	—	48
Taxes paid in cash in lieu of shares issued for
equity-based compensation	—	—	(29)	—	(29)
Net change in investments in and amounts
due to and from consolidated subsidiaries	109	339	(448)	—	—
Other financing activities	(14)	—	(6)	—	(20)
Cash provided (used) by financing activities	1,731	339	(479)	(1,619)	(28)

Increase in cash and equivalents	1,431	—	699	—	2,130
Cash and equivalents at beginning of year	2,941	—	106	—	3,047
Cash and equivalents at end of year	$4,372	$—	$805	$—	$5,177